Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of unrealized holding losses and fair value of held to maturity securities

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$—	$—	$—	$—
Money Market Funds	349,927,313	—	—	349,927,313

	$349,927,313	$—	$—	$349,927,313

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$484	$—	$—	$484
U.S. Treasury Securities	345,105,197	—	(6,065)	345,099,132

	$345,105,681	$—	$(6,065)	$345,099,616

Schedule of Basic and Diluted Net (Loss) Income Per Share for Each Class of Ordinary Share

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$4,785,872	$1,196,468	$3,967,193	$1,161,457

Denominator:
Weighted average shares outstanding	34,500,000	8,625,000	28,828,767	8,440,068

Basic and diluted net income per share	$0.14	$0.14	$0.14	$0.14